Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (44,520,635)	$ 96,463,523
Adjustments to reconcile net (loss) income to net cash used in operating activities
Share-based compensation expense	2,088,725
Depreciation of property and equipment	392,873	45,383
Loss on disposal of property and equipment		73
Accreted interest		(203,632)
Provision for legal contingency loss		836,308
Foreign exchange loss, net	2,643,261	184,747
Investment loss (income), net	8,937,431	(130,255,232)
Loss on equity method investment		1,596,555
Change in fair value of warrant liabilities	(8,952)
Change in fair value of forward share purchase liability	5,392,293
Change in operating assets and liabilities:
Accounts receivable	(1,947,089)	1,735,113
Loans receivable	2,319,054	16,728,359
Deposits, prepayments, and other receivables	(198,512)	(1,979,015)
Accounts payable and accrued liabilities	10,877,792	(432,770)
Escrow liabilities	(4,998,181)	(9,800,663)
Income tax payable	(282,459)	22,927,192
Net cash used in operating activities	(19,304,399)	(2,154,059)
Cash flows from investing activities:
Proceeds from sale of investments	1,853,473	186,820,950
Payment of earnest deposit, the shareholder		(7,182,131)
Addition in long-term investments, related party	(16,228,690)	(523,269)
Addition in long-term investments		(2,904,522)
Proceeds from redemption of corporate bonds, related party		1,286,628
Dividend received from long-term investments	1,154,749
Purchase of property and equipment	(968,367)	(3,603)
Net cash (used in) provided by investing activities	(14,188,835)	177,494,053
Cash flows from financing activities:
Advances from (repayment to) the shareholder	9,752,275	(163,798,115)
Proceeds from borrowings	4,464,391
Dividend paid to the shareholder	(17,437,805)
Cash proceeds from reverse recapitalization, net of redemption	15,356,580
Repayment of bank borrowings		(73,591)
Net cash provided by (used in) financing activities	12,135,441	(163,871,706)
Effect on exchange rate change on cash, cash equivalents and restricted cash	(429,542)	(155,154)
Net change in cash, cash equivalent and restricted cash	(21,787,335)	11,313,134
BEGINNING OF YEAR	73,081,407	61,768,273
END OF YEAR	51,294,072	73,081,407
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash received from income tax recoverable	125,353
Cash paid for income taxes	531,592
Cash paid for interest	140,644	1,200
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	6,449,876	38,595,610
Restricted cash	44,844,196	34,485,797
Total cash, cash equivalents and restricted cash	51,294,072	73,081,407
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment, through earnest deposit	7,182,131
Special dividend to the shareholder offset with amount due from the shareholder	29,562,195
Issuance of ordinary shares to settle payables	7,203,070
Transaction costs in related to Business Combination	8,308,754
Forgiveness of amount due to shareholder	6,000,000
Liability assumed related to forward share purchase agreement	$ 13,491,606